Inventories, net (Tables)	12 Months Ended
Dec. 31, 2019
Inventories, net
Schedule of Inventories

Inventories, net consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Products	696,515	973,327
Packing materials and others	77	122

Inventories	696,592	973,449
Inventory write-down:
Balance at beginning of the year	(32,335)	(46,244)
Additions	(38,725)	(76,169)
Write-offs	24,816	45,782

Balance at end of the year	(46,244)	(76,631)

Inventories, net	650,348	896,818